Business Combination Agreement - Additional Information (Detail) - USD ($)	Mar. 31, 2023	Jan. 04, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Common stock, par or stated value per share	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Business Combination Agreement [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Common stock, par or stated value per share		$ 0.0001
Entity equity value		$ 150,000,000